Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (including $1,311, $0 and $0 respectively, from related party) (Note 18 & 5)	$ 56,367	$ 60,222	$ 66,088
EXPENSES:
Voyage expenses (including $829, $761 and $705 respectively, to related party) (Note 11)	1,317	1,994	3,038
Operating lease expense (Note 6)	10,840	755	7,054
Vessel operating expenses (including $247, $60 and $17 respectively, to related party) (Note 11)	15,679	21,024	22,786
Dry-docking costs	361	356	399
Vessel depreciation (Note 4b)	7,670	13,174	12,392
Management fees-related parties (Note 5)	2,596	5,627	2,443
General and administrative expenses (including $360, $360 and $360 respectively, to related party)(Note 5)	1,943	1,932	1,730
Other operating loss (Note 15)	0	4,800	0
Loss on sale of vessels (Note 6 and 19)	0	12,355	0
Impairment on vessels (Note 19)	1,160	0	12,310
Operating income/(loss)	14,801	(1,795)	3,936
OTHER EXPENSES:
Interest and finance costs (including $948, $0 and $0 respectively, to related party) (Note 12)	(6,998)	(20,956)	(18,077)
Gain/(Loss) on derivative financial instruments (Note 14)	66	(814)	1,601
Interest income	0	34	133
Equity gain in unconsolidated joint ventures	747	713	778
Impairment on unconsolidated joint ventures (Note 17)	0	0	(3,144)
Total other expenses, net	(6,185)	(21,023)	(18,709)
Net (loss) / income	8,616	(22,818)	(14,773)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(900)	(1,067)	(9,339)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(437)	(3,099)	(4,227)
Less: Dividend of Series E Shares	(1,883)	(1,796)	(2,650)
Net (loss) / income attributable to common shareholders	$ 5,396	$ (28,780)	$ (30,989)
(Loss) / Earnings per common share, basic and diluted (Note 10) (in dollars per share)	$ 0.14	$ (1.22)	$ (264.63)
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts (Note 14)	$ 0	$ 0	$ (1,361)
Total other comprehensive (loss) / income	$ 5,396	$ (28,780)	$ (32,350)